Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Joby Aviation, Inc.
Entity Central Index Key	0001819848
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Joby Aviation, Inc. on Form S-1 (File No. 333-258868) declared effective by the Securities and Exchange Commission (the “SEC”) on August 17, 2021, to which this Registration Statement is a Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2” or this “Registration Statement”), covered (i) the resale of up to 427,719,042 shares of common stock, par value $0.0001 per share (the “common stock”) issued in connection with the Merger (as defined below) by certain of the selling shareholders named in this prospectus (each a “Selling Shareholder” and, collectively, the “Selling Shareholders”), (ii) the resale of 83,500,000 shares of common stock issued in the PIPE Investment (as defined below) by certain of the Selling Shareholders and (iii) the resale of up to 28,783,333 shares of common stock upon the exercise of outstanding warrants. The Existing Registration Statement also relates to the resale of up to 11,533,333 of our outstanding warrants originally purchased in a private placement by the Selling Shareholders. This Post-Effective Amendment No. 2 is being filed to (i) include information from Joby Aviation, Inc.’s Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 28, 2022; and (ii) update certain other information in the Existing Registration Statement, and amends and restates the information contained in the Existing Registration Statement (and all amendments thereto) under the headings contained herein. All filing fees payable in connection with the registration of the shares of common stock and warrants covered by this Registration Statement were paid by Joby Aviation, Inc. at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.